Selected Financial Data for the Three Months Ended December 31, 2017 (Tables)	3 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Condensed Comparative Information For The Three Months Ended December 31, 2017
The following tables present condensed comparative information for the three months ended December 31, 2017:

Three Months Ended December 31,
2017
(unaudited)
Results of Operations
Grant income	$231
Operating expenses:
Research and development	(5,564)
General and administrative	(3,084)
Total operating expenses, net	(8,417)
Other income (expense):
Interest income	181
Other income (expense)	(685)
Total other income (expense), net	(504)
Net loss before income tax	(8,921)
Income tax benefit	1,397
Net loss attributable to ordinary shareholders	$(7,524)

Cash Flows
Net cash used in operating activities	$(8,797)
Net cash used in investing activities	(764)
Net cash provided by financing activities	433
Effect of exchange rate changes on cash	1,042
Net decrease in cash	$(8,086)

Balance Sheet Data
Cash	$128,984
Working capital (1)	131,576
Net assets	137,515
Total assets	142,715
Ordinary shares	1
Additional paid-in-capital	195,644
Total shareholders' equity	137,515
(1) The Company defines working capital as current assets less current liabilities.